Commitments And Contingencies (Schedule Of Minimum Payments Under Lease Agreements) (Details) - Property Rental Agreements [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 11,155
2018	11,056
2019	8,754
2020	8,828
2021	8,967
Thereafter	51,343
Head lease payments	$ 100,103